AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2021
AUDITORS' REMUNERATION
Schedule of auditor remuneration

	2021	2020
	£’000	£’000
In relation to statutory audit services	170	100
Other audit assurance services	52	35
Total auditor’s remuneration	222	135